Schedule of key management personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Staff Numbers And Costs
Salaries, wages and incentives	$ 597	$ 957	$ 1,120
Social security costs		6	38
Pension contributions	16	35	60
Total	$ 613	$ 998	$ 1,218